GMACM HOME EQUITY LOAN TRUST 2006-HE2
               GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE2

Cut-Off Period Date                                         11/30/06
Determination Date                                          12/18/06
Record Date                                                 12/22/06
Payment Date                                                12/26/06
Actual Days in Accrual Period (30/360)                            29
Accrual Period (30/360)                                           30

SERVICING CERTIFICATE
Beginning Pool Balance                                592,342,463.42
Beginning PFA                                                   0.00
Ending Pool Balance                                   577,460,673.71
Ending PFA Balance                                                 -
Principal Collections                                  14,817,797.67
Principal Draws                                                    -
Net Principal Collections                              14,817,797.67

Active Loan Count                                             12,002

Net Interest Collections                                3,888,928.55

Weighted Average Net Loan Rate                              7.87960%
Weighted Average Net WAC Rate                               7.75342%
Substitution Adjustment Amount                                  0.00

Excess Spread Cash                                        729,955.02

                                                       BEGINNING        ENDING
TERM NOTES                                              BALANCE        BALANCE          FACTOR     PRINCIPAL
Class A-1                                             316,696,280.33 301,084,535.60     0.8181645  15,611,744.73
Class A-2                                              28,500,000.00  28,500,000.00     1.0000000           0.00
Class A-3                                             145,000,000.00 145,000,000.00     1.0000000           0.00
Class A-4                                              84,740,000.00  84,740,000.00     1.0000000           0.00

Certificates                                               -               -               -                 -


                                                                     INTEREST  SECURITY
TERM NOTES   (Continued)                                 INTEREST  SHORTFALLS     %      COUPON
Class A-1                                                1,665,294.61   0.00    48.08%   6.3100%
Class A-2                                                  146,775.00   0.00     4.55%   6.1800%
Class A-3                                                  763,666.67   0.00    23.15%   6.3200%
Class A-4                                                  456,960.45   0.00    13.53%   6.4710%

Certificates                                                    0.00    -        -         -







Beginning Overcollateralization Amount                 17,406,183.09
Overcollateralization Amount Increase (Decrease)          729,955.02
Outstanding Overcollateralization Amount               18,136,138.11
Target Overcollateralization Amount                    24,320,000.00

Credit Enhancement Draw Amount                                  0.00
Unreimbursed Credit Enhancer Prior Draws                        0.00


                                                                        NUMBER     PERCENT       FORECLOSURE
                                                             BALANCE   OF LOANS   OF BALANCE   UNITS     DOLLARS
Delinquent Loans (30 Days)*                             1,239,692.37      36        0.21%        0              -
Delinquent Loans (60 Days)*                               495,415.19      15        0.09%        0              -
Delinquent Loans (90 Days)*                                46,634.74      3         0.01%        1      17,478.46
Delinquent Loans (120 Days)*                                       -      0         0.00%        1      29,852.80
Delinquent Loans (150 Days)*                              793,882.89      2         0.14%        0              -
Delinquent Loans (180+ Days)*                                      -      0         0.00%        0              -
REO                                                                -      0         0.00%
Foreclosures                                              117,460.84      4         0.02%
Bankruptcies                                              204,896.11      5         0.04%

                                                           BANKRUPTCY        REO
                                                         UNITS   DOLLARS    UNITS    DOLLARS
Delinquent Loans (30 Days)*                                0            -     0              -
Delinquent Loans (60 Days)*                                1    41,421.15     0              -
Delinquent Loans (90 Days)*                                0            -     0              -
Delinquent Loans (120 Days)*                               0            -     0              -
Delinquent Loans (150 Days)*                               0            -     0              -
Delinquent Loans (180+ Days)*                              0            -     0              -
REO
Foreclosures
Bankruptcies


*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                             LIQUIDATION TO-DATE
Beginning Cumulative Loss Amount                                0.00
Current Month Loss Amount                                  63,992.04
Current Month Recoveries                                        0.00
                                                    -----------------
Ending Cumulative Loss Amount                              63,992.04        0.00


                                                          NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount              0.00
Current Month Net Principal Recovery Amount                     0.00
                                                    -----------------
Ending Cumulative Net Principal Recovery Amount                 0.00

                                                     SPECIAL HAZARD     FRAUD          BANKRUPTCY
Beginning Amount                                                0.00         0.00       0.00
Current Month Loss Amount                                       0.00         0.00       0.00
Ending Amount                                                      -            -          -

Extraordinary Event Losses                                      0.00
Excess Loss Amounts                                             0.00

Current Month Repurchases Units                                    0
Current Month Repurchases ($)                                   0.00




CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                               0.00
Withdraw relating to Collection Period                          0.00
Interest Earned (Zero, Paid to Funding Account)                 0.00
                                                    -----------------
Ending Capitalized Interest Account Balance as of Payment Date  0.00
Interest earned for Collection Period                           0.00
Interest withdrawn related to prior Collection Period           0.00

PREFUNDING ACCOUNT
Beginning Balance                                               0.00
Additional Purchases during Revolving Period                    0.00
Balance in Pre-Funding Account due to Noteholders               0.00
Excess of Draws over Principal Collections                      0.00
                                                    -----------------
Total Ending Balance as of Payment Date                         0.00
Interest earned for Collection Period                           0.00
Interest withdrawn related to prior Collection Period           0.00

CASH FLOWS RECEIVED
Principal Collections                                  14,817,797.67
Interest Collections                                    4,135,737.91
Servicer Advances                                               0.00
Pre-Funding Account remaining balance withdrawn                 0.00
Capital Interest Account withdrawal                             0.00
Reinvestment Income                                             0.00
Substitution Adjustment Amount                                  0.00
Recovery Amounts                                                0.00
                                                    -----------------
TOTAL CASH FLOWS RECEIVED                              18,953,535.58

CASH FLOWS DISTRIBUTED
Principal Distribution                                 15,611,744.73
Interest Distribution                                   3,032,696.73
Residual Amount - Certificates                                  0.00
Servicer Advances - Reimbursement                               0.00
GMACM Service Fee                                         246,809.36
GMACM Recovery Fee                                              0.00
Credit Enhancer Fee - FGIC                                 62,284.76
                                                    -----------------
TOTAL CASH FLOWS DISTRIBUTED                           18,953,535.58

NET CASH FLOWS REMAINING                                        0.00

TRIGGER ANALYSIS

Rolling 3 Month Delinquency Percentage                   0.23%
Rolling 3 Month Delinquency Required Percentage          4.00%

Aggregate Liquidation Percentage                         0.01%
Aggregate Liquidation Required Percentage                2.00%

SERVICING TERMINATION EVENT                                NO

Rolling 3 Month Delinquency Percentage                   0.23%
Rolling 3 Month Delinquency Required Percentage          4.00%

Aggregate Liquidation Percentage                         0.01%
Aggregate Liquidation Required Percentage                1.50%

SERVICING TRIGGER EVENT                                    NO

                               Step Down Date NO

Step Up Date - Class A-4                                   NO